Derivatives and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2013
Contract Amounts of Foreign Exchange Contracts

Contract amounts of foreign exchange contracts at December 31, 2013 and 2012 are set forth below:

	December 31
	2013	2012
	(Millions of yen)
To sell foreign currencies	¥374,699	¥420,272
To buy foreign currencies	44,726	66,563

Cash Flow Hedging
Effect of Derivative Instruments on Consolidated Statement of Income

The following tables present the effect of Canon’s derivative instruments in the consolidated statements of income for the years ended December 31, 2013, 2012 and 2011.

Derivatives in cash flow hedging relationships

	Years ended December 31
	Gain (loss) recognized in OCI (effective portion)	Gain (loss) reclassified from accumulated OCI into income (effective portion)		Gain (loss) recognized in income (ineffective portion and amount excluded from effectiveness testing)
	Amount	Location	Amount	Location	Amount
	(Millions of yen)
2013:
Foreign exchange contracts	¥3,242	Other, net	¥(15,387)	Other, net	¥(111)
2012:
Foreign exchange contracts	(8,207)	Other, net	(2,440)	Other, net	(221)
2011:
Foreign exchange contracts	(785)	Other, net	5,006	Other, net	(457)

Designated as Hedging Instrument
Fair Value of Derivative Instruments in Consolidated Balance Sheet

The following tables present Canon’s derivative instruments measured at gross fair value as reflected in the consolidated balance sheets at December 31, 2013 and 2012.

Derivatives designated as hedging instruments

		Fair value
		December 31
	Balance sheet location	2013	2012
		(Millions of yen)
Assets:
Foreign exchange contracts	Prepaid expenses and other current assets	¥44	¥443
Liabilities:
Foreign exchange contracts	Other current liabilities	2,267	4,472

Not Designated as Hedging Instrument
Fair Value of Derivative Instruments in Consolidated Balance Sheet

Derivatives not designated as hedging instruments

		Fair value
		December 31
	Balance sheet location	2013	2012
		(Millions of yen)
Assets:
Foreign exchange contracts	Prepaid expenses and other current assets	¥210	¥388
Liabilities:
Foreign exchange contracts	Other current liabilities	12,678	21,021

Effect of Derivative Instruments on Consolidated Statement of Income

Derivatives not designated as hedging instruments

	Gain (loss) recognized in income on derivative
	Years ended December 31
	Location	2013	2012	2011
		(Millions of yen)
Foreign exchange contracts	Other, net	¥(61,787)	¥(30,602)	¥11,168